Note 07 - Net Gains (Losses) on Financial Assets Available for Sale (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net gains (losses) on financial assets available for sale [Abstract]
Net gains (losses) on debt securities:	€ 0	€ 0	€ 114
Net gains (losses) from disposal			115
Impairments			(1)
Net gains (losses) on equity securities:	0	0	219
Net gains (losses) from disposal/remeasurement	0	0	219
Impairments			(1)
Net gains (losses) on loans:	0	0	37
Net gains (losses) from disposal			45
Impairments			(8)
Reversal of impairments	0	0	0
Net gains (losses) on other equity interests:	0	0	110
Net gains (losses) from disposal			137
Impairments			(27)
Total net gains (losses) on financial assets available for sale			€ 479